Expense Example	Apr. 30, 2026 USD ($)
Teucrium Agricultural Strategy No K-1 ETF | Teucrium Agricultural Strategy No K-1 ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 91
Expense Example, with Redemption, 3 Years	412
Expense Example, with Redemption, 5 Years	756
Expense Example, with Redemption, 10 Years	1,728
Teucrium No K-1 Corn ETF | Teucrium No K-1 Corn ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	97
Expense Example, with Redemption, 3 Years	435
Teucrium 2xDaily Corn ETF | Teucrium 2x Daily Corn ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	97
Expense Example, with Redemption, 3 Years	418
Expense Example, with Redemption, 5 Years	762
Expense Example, with Redemption, 10 Years	1,733
Teucrium No K-1 Wheat ETF | Teucrium No K-1 Wheat ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	97
Expense Example, with Redemption, 3 Years	435
Teucrium 2x Daily Wheat ETF | Teucrium 2x Daily Wheat ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	97
Expense Example, with Redemption, 3 Years	418
Expense Example, with Redemption, 5 Years	762
Expense Example, with Redemption, 10 Years	1,733
Teucrium No K-1 Sugar ETF | Teucrium No K-1 Sugar ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	97
Expense Example, with Redemption, 3 Years	435
Teucrium 2x Daily Sugar ETF | Teucrium 2x Daily Sugar ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	97
Expense Example, with Redemption, 3 Years	435
Teucrium No K-1 Soybean ETF | Teucrium No K-1 Soybean ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	97
Expense Example, with Redemption, 3 Years	435
Teucrium 2x Daily Soybean ETF | Teucrium 2x Daily Soybean ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	97
Expense Example, with Redemption, 3 Years	435
Yields for You Strategy A ETF | Yields for You Strategy A ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	127
Expense Example, with Redemption, 3 Years	397
Expense Example, with Redemption, 5 Years	686
Expense Example, with Redemption, 10 Years	1,511
Yields for You Strategy B ETF | Yields for You Strategy B ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	124
Expense Example, with Redemption, 3 Years	387
Relative Strength Managed Volatility Strategy ETF | Relative Strength Managed Volatility Strategy ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	97
Expense Example, with Redemption, 3 Years	303
Expense Example, with Redemption, 5 Years	525
Expense Example, with Redemption, 10 Years	1,166
Iceland ETF | Iceland ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	97
Expense Example, with Redemption, 3 Years	303
Expense Example, with Redemption, 5 Years	525
Expense Example, with Redemption, 10 Years	1,166
Teucrium 2x Long Daily XRP ETF | Teucrium 2x Long Daily XRP ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	280
Expense Example, with Redemption, 3 Years	859
Expense Example, with Redemption, 5 Years	1,464
Expense Example, with Redemption, 10 Years	3,099
GlacierShares Arctic Circle ETF | GlacierShares Arctic Circle ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	97
Expense Example, with Redemption, 3 Years	303
AlphaDroid Broad Markets Momentum ETF | AlphaDroid Broad Markets Momentum ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	85
Expense Example, with Redemption, 3 Years	297
AlphaDroid Defensive Sector Rotation ETF | AlphaDroid Defensive Sector Rotation ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	103
Expense Example, with Redemption, 3 Years	$ 322